SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Number of operating segments	2
SEGMENT INFORMATION
Net revenues	$ 176,086	$ 117,967	$ 76,535
Cost of revenues	(66,619)	(26,233)	(16,624)
Operating expenses	(201,190)	(121,926)	(52,230)
Income (loss) from operations	(91,723)	(30,192)	7,681
Net income (loss)	(75,053)	41,004	(64,155)
Total Assets	1,201,813	1,278,008
Renren platform
SEGMENT INFORMATION
Net revenues	159,635	111,510
Cost of revenues	(65,090)	(25,611)
Operating expenses	(158,948)	(91,761)
Income (loss) from operations	(64,403)	(5,862)
Net income (loss)	(47,758)	65,328
Total Assets	1,177,942	1,259,171
Nuomi
SEGMENT INFORMATION
Net revenues	16,451	6,457
Cost of revenues	(1,529)	(622)
Operating expenses	(42,242)	(30,165)
Income (loss) from operations	(27,320)	(24,330)
Net income (loss)	(27,295)	(24,324)
Total Assets	$ 23,871	$ 18,837